Fees Summary	Mar. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,763,000
Previously Paid Amount	0.00
Total Fee Amount	519.67
Total Offset Amount	0.00
Net Fee	519.67
Narrative - Max Aggregate Offering Price	$ 3,763,000
Final Prospectus	true